Financial Instruments - Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period (Detail) £ in Millions	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 36
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	23
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	13
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	0
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	0
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	29
Foreign currency hedge reserve [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	16
Foreign currency hedge reserve [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	13
Foreign currency hedge reserve [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	0
Foreign currency hedge reserve [member] | 4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	0
Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1,067
Principal Amount of Hedges [Member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	442
Principal Amount of Hedges [Member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	384
Principal Amount of Hedges [Member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	210
Principal Amount of Hedges [Member] | 4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 31